FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below (dollars in thousands):

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
September 30, 2015
Securities available for sale:
U.S. government and agency securities	$—	$2,010	$—	$2,010
Municipal securities	—	46,962	—	46,962
Mortgage-backed securities	—	36,811	—	36,811

Total assets at fair value	$—	$85,783	$—	$85,783

December 31, 2014
Securities available for sale:
U.S. government and agency securities	$—	$2,005	$—	$2,005
Municipal securities	—	41,849	—	41,849
Mortgage-backed securities	—	37,428	—	37,428

Total assets at fair value	$—	$81,282	$—	$81,282

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
	(dollars in thousands)
December 31, 2014
Securities available for sale
U.S. government and agency securities	$—	$2,005	$—	$2,005
Municipal securities	—	41,849	—	41,849
Mortgage-backed securities	—	37,428	—	37,428

Total assets at fair value	$—	$81,282	$—	$81,282

December 31, 2013
Securities available for sale
U.S. government and agency securities	$—	$2,017	$—	$2,017
Municipal securities	—	33,735	—	33,735
Mortgage-backed securities	—	37,255	—	37,255

Total assets at fair value	$—	$73,007	$—	$73,007

Financial Instruments Carried on Consolidated Balance Sheet for Which Nonrecurring Change in Fair Value Has Been Recorded

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy for which a nonrecurring change in fair value has been recorded (dollars in thousands):

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Impairment Losses
September 30, 2015
Impaired loans	$—	$—	$29,460	$2,287
Other real estate owned	—	—	3,024	182

Total assets at fair value	$—	$—	$32,484	$2,469

December 31, 2014
Impaired loans	$—	$—	$21,950	$2,894
Other real estate owned	—	—	7,137	1,190

Total assets at fair value	$—	$—	$29,087	$4,084

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy for which a nonrecurring change in fair value has been recorded:

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Impairment Losses
	(dollars in thousands)
December 31, 2014
Impaired loans	$—	$—	$21,950	$2,894
Other real estate owned	—	—	7,137	1,190

Total assets at fair value	$—	$—	$29,087	$4,084

December 31, 2013
Impaired loans	$—	$—	$49,189	$3,096
Other real estate owned	—	—	16,083	2,373

Total assets at fair value	$—	$—	$65,272	$5,469

Significant Inputs Used in Fair Value Measurements for Level 3 Assets Measured on Nonrecurring Basis

The significant inputs used in the fair value measurements for Level 3 assets measured at fair value on a nonrecurring basis are as follows:

September 30, 2015
	Valuation Techniques	Unobservable Inputs	Range (Average)
Impaired loans	Evaluation of collateral	Estimation of value	NM*
Other real estate owned	Appraisal	Appraisal adjustment	4%-28% (14%)

December 31, 2014
	Valuation Techniques	Unobservable Inputs	Range (Average)
Impaired loans	Evaluation of collateral	Estimation of value	NM*
Other real estate owned	Appraisal	Appraisal adjustment	3%-28% (9%)

*	Not Meaningful. Evaluations of the underlying assets are completed for each impaired loan with a specific reserve. The types of collateral vary widely and could include accounts receivables, inventory, a variety of equipment, and real estate. Collateral evaluations are reviewed and discounted as appropriate based on knowledge of the specific type of collateral. In the case of real estate, an independent appraisal may be obtained. Types of discounts considered include aging of receivables, condition of the collateral, potential market for the collateral, and estimated disposal costs. These discounts will vary from loan to loan, thus providing a range would not be meaningful.

The significant inputs used in the fair value measurements for Level 3 assets measured at fair value on a nonrecurring basis are as follows:

December 31, 2014
	Valuation Techniques	Unobservable Inputs	Range (Average)
Impaired loans	Evaluation of collateral	Estimation of value	NM*
Other real estate owned	Appraisal	Appraisal adjustment	3%-28%(9%)

December 31, 2013
	Valuation Techniques	Unobservable Inputs	Range (Average)
Impaired loans	Evaluation of collateral	Estimation of value	NM*
Other real estate owned	Appraisal	Appraisal adjustment	6%-10%(8%)

*	Not Meaningful. Evaluations of the underlying assets are completed for each impaired loan with a specific reserve. The types of collateral vary widely and could include accounts receivables, inventory, a variety of equipment and real estate. Collateral evaluations are reviewed and discounted as appropriate based on knowledge of the specific type of collateral. In the case of real estate, an independent appraisal may be obtained. Types of discounts considered include aging of receivables, condition of the collateral, potential market for the collateral, and estimated disposal costs. These discounts will vary from loan to loan, thus providing a range would not be meaningful.

Estimated Fair Values and Related Carrying or Notional Amounts of Financial Instruments

The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are as follows (dollars in thousands):

	September 30,		December 31,
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Input Level
Financial assets:
Cash and cash equivalents	$13,026	$13,026	$10,480	$10,480	1
FHLB Stock	3,507	3,507	1,252	1,252	2
Securities available for sale	85,783	85,783	81,282	81,282	2
Loans, net of allowance for loan losses	694,196	706,041	637,519	647,973	3
Loans held for sale	13,712	13,712	4,114	4,114	3
Accrued interest receivable	2,476	2,476	2,219	2,219	2
Loan servicing rights	7,721	10,191	7,746	10,043	3
Financial liabilities:
Deposits:
Time	414,912	421,208	383,639	388,141	3
Other deposits	221,309	221,309	221,830	221,830	1
Other borrowings	4,383	4,383	23,857	23,857	3
Advances from FHLB	64,000	65,130	28,000	28,510	3
Subordinated debentures	12,372	12,372	12,372	12,372	3
Accrued interest payable	1,273	1,273	1,284	1,284	2

The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are as follows:

	December 31,
	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Input Level
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$10,480	$10,480	$71,780	$71,780	1
FHLB Stock	1,252	1,252	1,252	1,252	2
Securities available for sale	81,282	81,282	73,007	73,007	2
Loans, net of allowance for loan losses	637,519	647,973	558,643	567,401	3
Loans held for sale	4,114	4,114	7,352	7,352	3
Accrued interest receivable	2,219	2,219	2,079	2,079	2
Loan servicing rights	7,746	10,043	7,529	9,438	3

Financial liabilities:
Deposits
Time	383,639	388,141	432,704	439,591	3
Other deposits	221,830	221,830	183,604	183,604	1
Other borrowings	23,857	23,857	14,169	14,169	3
Advances from FHLB	28,000	28,510	22,000	22,335	3
Subordinated debentures	12,372	12,372	12,372	12,372	3
Accrued interest payable	1,284	1,284	1,278	1,278	2